SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Jul. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Short-Term Debt [Line Items]
Convertible note, net of discounts		$ 1,217,597
Total Notes payable	1,574,541	1,217,597	5,428,936
Bridge Loan [Member]
Short-Term Debt [Line Items]
Total Notes payable			265,719
Related Party [Member]
Short-Term Debt [Line Items]
Total Notes payable	254,589		1,025,497
Promissory Note [Member]
Short-Term Debt [Line Items]
Total Notes payable	$ 1,319,890
Investors [Member]
Short-Term Debt [Line Items]
Total Notes payable			4,137,720
Investors [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Total Notes payable		$ 0	$ 265,719